Other Payables and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Other Payables And Other Liabilities [Abstract]
Schedule of Other Payables and Other Liabilities

	As at December 31,
	2023	2024
	RMB’million	RMB’million
Included in current liabilities
Accrued expenses (note)	2,179	2,299
Advances from customers	88	335
Other tax liabilities	208	175
Payable to Tencent Group (Note 32(b))	491	117
Payable for construction in progress	52	77
Other deposits	75	32
Investment payables	20	20
Deferred income	109	4
Others	250	322
	3,472	3,381

Note: Accrued expenses mainly comprise payroll and welfare, advertising and marketing, short-term lease rental and other operating expenses.